Net Loss Per Share (Narrative) (Details)		1 Months Ended	12 Months Ended
	Sep. 26, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2025 shares shares	Dec. 31, 2024 shares shares	Dec. 31, 2023 shares shares
Earnings per share [line items]
Number of warrants issued	1,082,223		124,491
Number of share options granted			247,550	316,165	346,950
Unregistered pre funded warrants issued		1,407,583
Diluted Weighted Average Number [Member]
Earnings per share [line items]
Number of warrants issued			2,266,459	2,523,268	2,614,297
Number of share options granted			1,247,308	1,136,249	957,487
Number of restricted share unit issued			42,841	48,937	32,714